Income tax (Details 4) $ in Thousands	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Income tax
Deferred Income Tax Liability	$ (15,174,672,000)	$ (15,174,672)	$ (13,584,596,000)	$ (12,967,270,000)
Deferred Income Tax Liabilities, Net	(15,043,116,000)		(13,436,100,000)	(12,967,270,000)
Deferred Income Tax Asset	$ 131,556,000		$ 148,496,000	$ 0